Investment in Associated Companies (Condensed Information Regarding Statement of Financial Position) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Current assets		$ 327,715	$ 1,504,641
Non-current assets		1,127,403	1,021,216
Current liabilities		(89,918)	(806,322)
Non-current liabilities		(649,482)	(668,188)
Non-controlling interests		(66,695)	(68,229)
Write back of assets and investments			(28,758)	$ 72,263
Assets held for sale		69,592
Investment in associated companies		161,188	121,694
Cash and cash equivalents included in current assets		$ 131,123	$ 1,417,388	326,635	$ 383,953
Qoros [Member]
Disclosure of associates [line items]
Principal place of business	[1]	China	China
Proportion of ownership interest	[1]	24.00%	50.00%
Current assets	[1]	$ 724,697	$ 235,237
Non-current assets	[1]	1,188,996	1,259,762
Current liabilities	[1]	(939,950)	(804,062)
Non-current liabilities	[1]	(534,720)	(870,192)
Non-controlling interests	[1]
Total net (liabilities)/assets attributable to the Group	[1]	439,023	(179,255)
Share of Group in net (liabilities)/assets	[1]	105,366	(89,627)
Write back of assets and investments	[1]
Currency translation		33,818
Excess cost	[1]
Loans	[1]		61,645
Financial guarantee	[1]		29,676
Book value of investment	[1]	139,184	1,694
Assets held for sale		69,592
Investment in associated companies		69,592	1,694
Cash and cash equivalents included in current assets	[1]	149,000	12,000
Total current and noncurrent liabilities net of trade and other payables and provisions	[1]	$ 765,000	$ 1,000,000
ZIM [Member]
Disclosure of associates [line items]
Principal place of business		International	International
Current assets		$ 746,636	$ 579,595
Non-current assets		1,079,501	1,222,743
Current liabilities		(932,969)	(686,693)
Non-current liabilities		(1,117,180)	(1,209,137)
Non-controlling interests		(6,282)	(6,509)
Total net (liabilities)/assets attributable to the Group		(230,294)	(100,001)
Share of Group in net (liabilities)/assets		(73,694)	(32,000)
Write back of assets and investments		38,000	28,758	$ (72,263)
Currency translation			28,758
Excess cost		165,290	123,242
Loans
Financial guarantee
Book value of investment		91,596	120,000
Assets held for sale
Investment in associated companies		$ 91,596	$ 120,000

[1]	Qoros is an associated company (See Note 9.C.b). The current assets include cash and cash equivalent of $149 million (2017: $12 million). The current and non-current liabilities excluding trade and other payables and provisions amount to $766 million (2017: $1 billion).